PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES [abstract]
Schedule of adjustments on financial statements within the scope of IFRS 9 and IFRS 15
Balance sheet (extract)	31 December 2017 As originally presented RMB’000	IFRS 9 RMB’000	IFRS 15 RMB’000	1 January 2018 Restated RMB’000
Non-current assets
FVOCI(b(i))	-	296,414	-	296,414
AFS(b(i))	296,414	(296,414)	-	-
Deferred tax assets	37,005	16,558	-	53,563
	333,419	16,558	-	349,977
Current assets
Trade receivables	4,142,210	(60,704)	-	4,081,506
Prepayments and other receivables	314,251	(5,527)	-	308,724
	4,456,461	(66,231)	-	4,390,230

Non-current liabilities
Deferred income	105,791	-	(37)	105,754

Current liabilities
Contract liabilities	-	-	135,499	135,499
Accruals and other payables	1,463,231	-	(135,462)	1,327,769
	1,463,231	-	37	1,463,268

Equity
Other reserves	3,109,516	(4,967)	-	3,104,549
Retained earnings	6,928,886	(44,706)	-	6,884,180
	10,038,402	(49,673)	-	9,988,729

Schedule of expected impact on the Group's retained earnings
	Notes	2018 RMB’000

Closing retained earnings 31 December 2017 – IAS 39		6,928,886
Reclassify investments from AFS to FVOCI	(i)	-
Increase in provision for trade receivables, prepayments and other receivables	(ii)	(66,231)
Increase in deferred tax assets relating to impairment provision	(ii)	16,558
Decrease in statutory surplus reserve		4,967
Opening retained earnings 1 January 2018 - IFRS 9		6,884,180

Schedule of expected impact of classification and measurement of financial instruments at date of initial application of IFRS 9
	Measurement category		Carrying amount
	Original (IAS 39)	New (IFRS 9)	Original RMB’000	New RMB’000	Difference * RMB’000
Non-current financial assets
Equity investment	AFS	FVOCI	296,414	296,414	-
Current financial assets
Trade receivables	Amortised cost	Amortised cost	4,142,210	4,081,506	(60,704)
Prepayments and other receivables	Amortised cost	Amortised cost	314,251	308,724	(5,527)
Cash and cash equivalents	Amortised cost	Amortised cost	1,160,515	1,160,515	-
Short-term deposits	Amortised cost	Amortised cost	108,000	108,000	-

Schedule of expected impact of revenue from contracts with customers at date of initial application of IFRS 15
	IAS 18 carrying amount 31 December 2017	Reclassi-fication	IFRS 15 carrying amount 1 January 2018
	RMB’000	RMB’000	RMB’000

Contract liabilities	-	135,499	135,499
Deferred income	105,791	(37)	105,754
Accruals and other payables	1,463,231	(135,462)	1,327,769
	1,569,022	-	1,569,022

Schedule of fixed assets depreciation
Buildings (a)	20 to 40 years
Tracks, bridges and service roads (a)	16 to 100 years
Locomotives and rolling stock	20 years
Communications and signalling systems	8 to 20 years
Other machinery and equipment	4 to 25 years